UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ayer Capital Management, LP

Address:   230 California Street, Suite 600
           San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tom Glaser
Title:  CFO
Phone:  415-874-4803

Signature,  Place,  and  Date  of  Signing:

/s/ Tom Glaser                     San Francisco, CA                  11/17/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

NONE
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      132,232
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

      NONE
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
--------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ---------
ALCON INC                   COM            014561617    7,795    46,737 SH       SOLE                   0      0    46,737
ALIMERA SCIENCES INC        COM            016259103    1,564   163,419 SH       SOLE                   0      0   163,419
ALERE INC                   COM            01449J105    2,703    87,387 SH       SOLE                   0      0    87,387
ARTHROCARE CORP             COM            016259104    9,325   343,074 SH       SOLE                   0      0   343,074
ARYX THERAPEUTICS INC       COM            043387109      124   309,866 SH       SOLE                   0      0   309,866
BIOSPECIFICS TECHNOLOGIES   COM            016259105    8,042   298,746 SH       SOLE                   0      0   298,746
CIGNA CORP                  COM            125509109    2,911    81,351 SH       SOLE                   0      0    81,351
CONMED CORP                 COM            016259106    5,982   266,934 SH       SOLE                   0      0   266,934
CVS CAREMARK CORP           COM            126650100    4,768   151,505 SH       SOLE                   0      0   151,505
CYTOKINETICS INC            COM            016259107    2,981 1,129,115 SH       SOLE                   0      0 1,129,115
EXPRESS SCRIPTS INC         COM            302182100    8,319   170,818 SH       SOLE                   0      0   170,818
HUMAN GENOME SCIENCES INC   COM            016259108    8,389   281,598 SH       SOLE                   0      0   281,598
INOVIO PHARMACEUTICALS INC  COM            45773H102      525   426,894 SH       SOLE                   0      0   426,894
MAP PHARMACEUTICALS INC     COM            56509R108    3,197   208,963 SH       SOLE                   0      0   208,963
MCKESSON CORP               COM            162591010    7,401   119,800 SH       SOLE                   0      0   119,800
MEDCO HEALTH SOLUTIONS INC  COM            58405U102    7,570   145,400 SH       SOLE                   0      0   145,400
ONCOTHYREON INC             COM            162591011    3,490 1,000,000 SH       SOLE                   0      0 1,000,000
NUPATHE INC                 COM            67059M100    2,586   358,719 SH       SOLE                   0      0   358,719
QUESTCOR PHARMACEUTICALS    COM            162591012    5,585   562,983 SH       SOLE                   0      0   562,983
ARDEA BIOSCIENCES INC       COM            03969P107    4,099   178,214 SH       SOLE                   0      0   178,214
RAPTOR PHARMACEUTICAL CORP  COM            162591013    5,363 1,818,082 SH       SOLE                   0      0 1,818,082
SAVIENT PHARMACEUTICALS INC COM            80517Q100    6,236   272,677 SH       SOLE                   0      0   272,677
TARGACEPT INC               COM            87611R306    3,269   146,320 SH       SOLE                   0      0   146,320
TRIUS THERAPEUTICS INC      COM            89685K100    2,662   672,196 SH       SOLE                   0      0   672,196
UNITEDHEALTH GROUP INC      COM            91324P102    2,202    62,723 SH       SOLE                   0      0    62,723
PHARMASSET INC              COM            71715N106    4,139   140,574 SH       SOLE                   0      0   140,574
WELLPOINT INC               COM            94973V107    3,369    59,482 SH       SOLE                   0      0    59,482
WUXI PHARMATECH INC-ADR     SPONS ADR SHS  929352102    7,636   444,975 SH       SOLE                   0      0   444,975


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